CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY shares in Thousands, $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)	Non- controlling interests USD ($)
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2016 | shares		964,892
Beginning balance equity at Dec. 31, 2016	$ 1,454,564	$ 2,151,993	$ 56,191	$ (95,435)	$ (667,760)	$ 9,575
Net income for the year	61,566				56,852	4,714
Impact of change in credit spread on convertible notes (Note 10)	0
Unrealized gain (loss) on investments, net of deferred tax expense	$ 1,141			1,141
Number of shares issued on exercise of stock options (in shares) | shares	13,708	13,343
Shares issued on exercise of stock options (Note 12)	$ 25,658	$ 25,658
Shares pending issuance on exercise of stock options (in shares) | shares		174
Shares pending issuance on exercise of stock options	410	$ 410
Shares issued on vesting of RSUs (in shares) | shares		1,760
Shares issued on vesting of RSUs (Note 12)	0	$ 3,584	(3,584)
Interest on loan to non-controlling interest					0
Shares issued for non-controlling interest (in shares) | shares		764
Shares issued for purchase of non-controlling interest	2,000	$ 2,000
Share-based payments (Note 12)	21,054		21,054
Transfer to share capital on exercise of stock options	0	$ 13,622	(13,622)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2017 | shares		980,933
Ending balance equity at Dec. 31, 2017	1,566,393	$ 2,197,267	60,039	(94,294)	(610,908)	14,289
Net income for the year	45,121				28,938	16,183
Impact of change in credit spread on convertible notes (Note 10)	(160)			(160)
Unrealized gain (loss) on investments, net of deferred tax expense	$ (6,221)			(6,221)
Number of shares issued on exercise of stock options (in shares) | shares	12,347	12,173
Shares issued on exercise of stock options (Note 12)	$ 22,397	$ 22,397
Shares pending issuance on exercise of stock options (in shares) | shares		645
Shares pending issuance on exercise of stock options	1,364	$ 1,364
Shares issued on vesting of RSUs (in shares) | shares		671
Shares issued on vesting of RSUs (Note 12)	0	$ 1,792	(1,792)
Payments received from non-controlling interest	434					434
Acquisition of non-controlling interest (Note 8)	(2,500)				(2,500)
Sale of non-controlling interest (Note 8)	47,000				(10,199)	57,199
Net loan receivable on sale of non-controlling interest (Note 8)	(45,050)					(45,050)
Interest on loan to non-controlling interest	203				1,352	(1,149)
Shares issued for mineral property interests (in shares) | shares		200
Shares issued for mineral property interest	486	$ 486
Shares issued for purchase of non-controlling interest	0
Share-based payments (Note 12)	23,386		23,386
Transfer to share capital on exercise of stock options	0	$ 10,744	(10,744)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2018 | shares		994,622
Ending balance equity at Dec. 31, 2018	$ 1,652,853	$ 2,234,050	$ 70,889	$ (146,153)	$ (547,839)	$ 41,906